Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Balance of Trade Receivables

As of December 31, 2024 and 2023, the balance of trade receivables was comprised of open accounts, net of a provision for expected credit losses, as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Open accounts	3,291	1,994
Provision for expected credit losses	(60)	-
Trade receivables, net	3,231	1,994